Business Combination (Schedule Of NCR Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Asset Acquisition [Member]	Jun. 22, 2012 Asset Acquisition [Member]	Jun. 22, 2012 Preliminary [Member] Asset Acquisition [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Content library				$ 4,330	$ 4,330
Prepaid expenses				240	240
Deferred income taxes				1,500	1,500
Property and equipment				23,896	9,130
Purchase price adjustments, Property and equipment			14,766
Intangible assets				46,960	46,960
Goodwill	295,094	267,750		27,344	42,110
Purchase price allocation, Goodwill			(14,766)
Total assets aquired				104,270	104,270
Accrued liabilities				(4,270)	(4,270)
Total consideration paid in cash				$ 100,000	$ 100,000